Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure

10.Capital Structure

Under the amended and restated articles of incorporation effective April 11, 2011, the Company's authorized capital stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common shares and 25,000,000 shares are designated as preferred shares.

(a) Common Stock:

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon.

On April 19, 2011, the Company completed its IPO in the United States and listed its shares on the NYSE. In this respect, 11,000,000 shares of common stock, par value $0.01 per share, were issued for $12.0 per share, amounting to $132,000,000. The proceeds to the Company, net of underwriters’ commissions and other related offering expenses, totaled $122,714,865. Following the sale of Box Voyager, Box Trader, CMA CGM Kingfish and CMA CGM Marlin to the Company, 5,000,000 shares were issued as partial payment of the purchase consideration. At the closing of the IPO, Paragon surrendered the 100 shares of capital stock of Box Ships Inc., which were then cancelled.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, that the Company's board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On July 18, 2012, the Company completed a public offering of 4,285,715 common shares at a public offering price of $7.00 per share, resulting in net proceeds of $28,539,005, after deducting underwriters’ discounts and commissions. A portion of the net proceeds of this offering was used to redeem 692,641 of the Series B Preferred Shares issued to Neige International in the Private Offering at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends.

During 2011 and 2012, 317,000 and 324,000 common shares, respectively, were issued under the Company’s equity incentive plan (Note 11). As of December 31, 2011 and 2012, the Company had a total of 16,317,000 and 20,926,715 common shares outstanding, respectively.

(b) Preferred Stock:

The authorized preferred stock of the Company consists of 25,000,000 preferred shares, par value $0.01 per share, of which 1,000,000 shares are designated as Series A Participating Preferred Stock which is issuable upon exercise of the preferred stock purchase rights attached to our common shares in accordance with the terms of the Company’s stockholders rights agreement, 2,500,000 shares are designated as Series B Preferred Shares and 2,500,000 shares are designated as Series B-1 Preferred Shares.

On June 12, 2012, the Company completed a private offering (the “Private Offering”), to Neige International Inc. (“Neige International”), a company controlled by the Company’s Chairman, President and Chief Executive Officer, whereby it issued and sold to Neige International 1,333,333 units, each unit consisting of one of the Company’s 9.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”) and one warrant to purchase one of its common shares at an exercise price of $7.74 per share at any time on or prior to June 30, 2017, at an offering price of $28.875 per unit, which resulted in gross proceeds to the Company of $38,499,990.

The Series B Preferred Shares are not convertible into common shares and are subject to redemption at the Company’s option in whole or in part at a redemption price of 100% of the liquidation preference of $30.00 per share at any time on or prior to September 1, 2012, 102.25% of the liquidation preference at any time up to September 1, 2013, 103.75% of the liquidation preference at any time prior to September 1, 2014 and 105% of the liquidation preference thereafter. The Series B Preferred Shares are also subject to mandatory redemption in the event of a change in control.

Holders of the Series B Preferred Shares are entitled to receive cumulative dividends from June 12, 2012 with respect to the Series B Preferred Shares issued on June 12, 2012. Dividends on Series B Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.75% per annum per $30.00 stated liquidation preference per Series B Preferred Share and are payable quarterly on January 1, April 1, July 1 and October 1. Upon certain events, such as a cross default, dividend payment default or a failure to redeem, the dividend rate is subject to increase to an aggregate maximum rate per annum of 25% to a rate that is 1.25 times the dividend rate applicable on the day preceding the date of such event.

On July 1, 2015, any holders of Series B Preferred Shares will, for no additional consideration, receive, on a pro rata basis, common shares representing an aggregate of 5% of the Company’s then outstanding common shares, on a fully diluted basis.

On July 18, 2012, following the closing of the offering, discussed above, the Company redeemed 692,641 of the Series B Preferred Shares at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends and exchanged the remaining outstanding Series B Preferred Shares which were held by Neige International, on a one-for-one basis, with Series B-1 Preferred Shares. The Series B-1 Preferred Shares are identical to the Series B Preferred Shares in all material respects except they have a conversion right, pursuant to which the Company at its sole option, will have the right to convert, in whole or in part at any time from time to time, any outstanding Series B-1 Preferred Shares into common shares. The number of common shares into which each Series B-1 Preferred Share may be converted will be the number of common shares having an aggregate Adjusted Market Price (as defined below) equal to the $30.00 liquidation preference of the Series B-1 Preferred Shares, plus any applicable redemption premium. The Adjusted Market Price of the common shares will be equal to the closing price of the common shares on the New York Stock Exchange, or such other national securities exchange on which the Company’s common shares are then traded, on the record date of the conversion, less 10%.

The Company during 2012 paid to Neige, the only holder of the Company’s Series B-1 Preferred Shares, dividends of $770,010 and declared and accrued dividends of $468,506, which were paid on January 2, 2013.

(c) Warrants:

The fair value of the warrants on the issuance date was estimated at $1.3413, using the Cox-Rubinstein Binominal methodology. The assumptions used to calculate the fair value of the warrants were as follows:

a. Underlying stock price of $7.62 being the share price on June 12, 2012

b. Exercise price of $7.74 based upon agreement

c. Volatility of 40.58% based upon comparable companies

d. Time to expiration based upon the contractual life or expected term if applicable

e. Short-term (risk-free) interest rate based on the treasury securities with a similar expected term

f. Quarterly dividend of $0.22 per share

The warrants attached to the Series B Preferred Shares provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash. As a result, the fair value of the warrants was classified into permanent equity and subsequent changes in fair value will not be recognized in the consolidated financial statements.